Operating Costs and Expense (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Electricity purchased for resale	R$ 8,096,910	R$ 9,503,743	R$ 6,829,530
Purchase Of Energy In The Regulated Environment [Member]
IfrsStatementLineItems [Line Items]
Electricity purchased for resale	3,538,507	3,872,427	3,107,956
Itaipu Binacional [Member]
IfrsStatementLineItems [Line Items]
Electricity purchased for resale	1,460,955	1,787,691	1,766,058
Electric Energy Trade Chamber [Member]
IfrsStatementLineItems [Line Items]
Electricity purchased for resale	370,207	1,673,116	1,176,798
Bilateral Contracts [Member]
IfrsStatementLineItems [Line Items]
Electricity purchased for resale	2,609,713	2,578,241	1,087,439
Program For Incentive To Alternative Energy Sources Proinfa [Member]
IfrsStatementLineItems [Line Items]
Electricity purchased for resale	437,461	271,435	221,406
Micro And Mini Generators And Repurchase Of Customers [Member]
IfrsStatementLineItems [Line Items]
Electricity purchased for resale	675,804	360,371	161,324
Fair Value In The Purchase And Sale Of Power [Member]
IfrsStatementLineItems [Line Items]
Electricity purchased for resale		35,818
P I S Pasep Cofins Taxes On Electricity Purchased For Resale [Member]
IfrsStatementLineItems [Line Items]
Electricity purchased for resale	R$ (995,737)	R$ (1,075,356)	R$ (691,451)